PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
PROPERTY, PLANT AND EQUIPMENT	15. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total[1]
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2026	914	931	22	704	283	2,854
Acquisition of business	67	17	–	–	61	145
Additions	3	30	1	141	11	186
Disposals	(24)	(27)	–	(123)	(12)	(186)
At 30 June 2026	960	951	23	722	343	2,999
Accumulated depreciation and impairment:
At 1 January 2026	252	717	11	131	211	1,322
Charge for the period	14	29	1	33	8	85
Impairment during the period	8	2	–	4	–	14
Disposals	(20)	(27)	–	(44)	(1)	(92)
At 30 June 2026	254	721	12	124	218	1,329
Carrying amount	706	230	11	598	125	1,670
1 Property, plant and equipment includes investment properties of £16m (2025: £16m).
See Note 21 for further details on the property provision made as part of transforming our branch network.
Property, plant and equipment increased mainly due to the acquisition of TSB, as set out in Note 29.